Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) ((Recast - Note 3(a)), USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
(Recast - Note 3(a))
Unrealized gain on available for sale securities, tax	$ 0	$ 300
Reclassification of net realized gains on available for sale securities to net loss, tax	$ 0	$ 300